Segments (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Summary of Group's Breakdown of Net Revenues by Type of Good or Service and Operating Segment

The table below provides a summary of the Group’s breakdown of net revenues by type of goods or services and operating segment results for the years ended December 31, 2019, 2020 and 2021. The Group does not allocate any operating costs or assets to its business segments as the Group’s CODM does not use this information to measure the performance of the operating segments. There was no significant transaction between reportable segments for the years ended December 31, 2019, 2020 and 2021.

	For the years ended December 31,
	2019	2020	2021
Net revenues:
Marketing Solutions
- Sales agent	6,563	5,834	4,195
- Cost-plus	17,146	26,738	26,062
- Specified actions	165,263	193,280	212,353
	188,972	225,852	242,610
Enterprise Solutions
- SaaS products and services	10,436	28,893	65,092
	199,408	254,745	307,702
Cost of revenues:
Marketing Solutions
- Specified actions	(139,976)	(172,917)	(194,912)
Enterprise Solutions
- SaaS products and services	(2,727)	(8,565)	(23,637)
	(142,703)	(181,482)	(218,549)
Gross profit:
Marketing Solutions
- Sales agent	6,563	5,834	4,195
- Cost-plus	17,146	26,738	26,062
- Specified actions	25,287	20,363	17,441
	48,996	52,935	47,698
Enterprise Solutions
- SaaS products and services	7,709	20,328	41,455
	56,705	73,263	89,153

Summary of revenue generated for the respective countries

Revenue generated for the respective countries are summarized as follows:

	For the years ended December 31,
	2019	2020	2021
PRC	175,970	214,444	254,874
Hong Kong	22,567	40,197	52,599
Others	871	104	229
	199,408	254,745	307,702

Summary of long-lived assets	The Group’s long-lived assets are located in the following countries:
	As of December 31,
	2020	2021
PRC	671	1,230
Hong Kong	442	701
	1,113	1,931